                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-01241
                                                      ---------


                            Eaton Vance Growth Trust
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

EATON VANCE GROWTH FUND as of February 29, 2004

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2004

ASSETS
Investment in Growth Portfolio, at value
   (identified cost, $107,544,309)                               $   128,780,172
Receivable for Fund shares sold                                          173,310
--------------------------------------------------------------------------------
TOTAL ASSETS                                                     $   128,953,482
--------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                 $        98,688
Payable to affiliate for distribution and service fees                    49,905
Accrued expenses                                                          59,980
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                $       208,573
--------------------------------------------------------------------------------
NET ASSETS                                                       $   128,744,909
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                  $   128,822,092
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                     (20,620,612)
Accumulated net investment loss                                         (692,434)
Net unrealized appreciation from Portfolio (computed on
   the basis of identified cost)                                      21,235,863
--------------------------------------------------------------------------------
TOTAL                                                            $   128,744,909
--------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                       $   104,211,084
SHARES OUTSTANDING                                                    15,402,753
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                  $          6.77
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $6.77)                               $          7.18
--------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                       $    17,724,833
SHARES OUTSTANDING                                                     1,375,842
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                  $         12.88
--------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                       $     6,808,992
SHARES OUTSTANDING                                                       611,000
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                  $         11.14
--------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes,
   $1,695)                                                       $       113,443
Interest allocated from Portfolio                                         22,886
Expenses allocated from Portfolio                                       (444,325)
--------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                               $      (307,996)
--------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                      $         1,284
Distribution and service fees
   Class A                                                               122,514
   Class B                                                                77,567
   Class C                                                                28,383
Transfer and dividend disbursing agent fees                               89,482
Registration fees                                                         22,847
Legal and accounting services                                             14,968
Printing and postage                                                      12,344
Custodian fee                                                             10,570
Miscellaneous                                                              3,275
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                   $       383,234
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                              $      (691,230)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)               $    15,230,911
   Foreign currency transactions                                          14,564
--------------------------------------------------------------------------------
NET REALIZED GAIN                                                $    15,245,475
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                           $    (6,123,415)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)             $    (6,123,415)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                 $     9,122,060
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $     8,430,830
--------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS ENDED
INCREASE (DECREASE)                                FEBRUARY 29, 2004    YEAR ENDED
IN NET ASSETS                                      (UNAUDITED)          AUGUST 31, 2003
---------------------------------------------------------------------------------------
From operations --
   Net investment loss                             $        (691,230)   $    (1,115,014)
   Net realized gain (loss)                               15,245,475         (1,967,721)
   Net change in unrealized
      appreciation (depreciation)                         (6,123,415)        30,467,014
---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $       8,430,830    $    27,384,279
---------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                      $       6,926,430    $    35,128,608
      Class B                                              4,914,021          6,699,259
      Class C                                              2,488,657         22,051,926
   Cost of shares redeemed
      Class A                                             (6,346,128)       (42,233,841)
      Class B                                             (1,514,679)        (3,122,335)
      Class C                                               (672,734)       (20,973,870)
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                         $       5,795,567    $    (2,450,253)
---------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                         $      14,226,397    $    24,934,026
---------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                             $     114,518,512    $    89,584,486
---------------------------------------------------------------------------------------
AT END OF PERIOD                                   $     128,744,909    $   114,518,512
---------------------------------------------------------------------------------------

ACCUMULATED NET INVESTMENT LOSS INCLUDED IN
NET ASSETS

AT END OF PERIOD                                   $        (692,434)   $        (1,204)
---------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE GROWTH FUND as of February 29, 2004

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                                 CLASS A
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                           FEBRUARY 29, 2004      ------------------------------------------------------------
                                           (UNAUDITED)(1)          2003(1)     2002(1)     2001(1)      2000(1)        1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $           6.310      $   4.760   $   6.270   $   10.360   $    9.950   $   10.320
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income (loss)               $          (0.033)     $  (0.057)  $  (0.057)  $   (0.049)  $   (0.020)  $    0.008
Net realized and unrealized gain (loss)                0.493          1.607      (1.453)      (1.811)       0.771        2.153
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $           0.460      $   1.550   $  (1.510)  $   (1.860)  $    0.751   $    2.161
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $              --      $      --   $      --   $       --   $       --   $   (0.039)
From net realized gain                                    --             --          --       (2.230)      (0.341)      (2.492)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $              --      $      --   $      --   $   (2.230)  $   (0.341)  $   (2.531)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $           6.770      $   6.310   $   4.760   $    6.270   $   10.360   $    9.950
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                         7.29%         32.56%     (24.08)%     (22.80)%       7.74%       21.14%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)  $         104,211      $  96,673   $  80,121   $  109,847   $  164,388   $  171,752
Ratios (As a percentage of average daily
   net assets):
   Expenses(3)                                          1.25%(4)       1.38%       1.29%        1.23%        1.09%        1.03%
   Interest expense(3)                                    --             --          --         0.04%        0.01%          --
   Net investment income (loss)                        (1.03)%(4)     (1.13)%     (0.99)%      (0.70)%      (0.21)%       0.09%
Portfolio Turnover of the Portfolio                      142%           217%        282%         301%         274%          34%

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses.
(4) Annualized.

                        See notes to financial statements

                                                                                 CLASS B
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                           FEBRUARY 29, 2004      ------------------------------------------------------------
                                           (UNAUDITED)(1)          2003(1)     2002(1)     2001(1)      2000(1)        1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $          12.060      $   9.170   $  12.160   $   18.140   $   17.330   $   16.490
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                        $          (0.108)     $  (0.182)  $  (0.196)  $   (0.195)  $   (0.180)  $   (0.135)
Net realized and unrealized gain (loss)                0.928          3.072      (2.794)      (3.555)       1.331        3.467
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $           0.820      $   2.890   $  (2.990)  $   (3.750)  $    1.151   $    3.332
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net realized gain                     $              --      $      --   $      --   $   (2.230)  $   (0.341)  $   (2.492)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $              --      $      --   $      --   $   (2.230)  $   (0.341)  $   (2.492)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $          12.880      $  12.060   $   9.170   $   12.160   $   18.140   $   17.330
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                         6.80%         31.52%     (24.59)%     (23.53)%       6.74%       20.28%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)  $          17,725      $  13,254   $   6,972   $    9,863   $   16,178   $   18,553
Ratios (As a percentage of average daily
   net assets):
   Expenses(3)                                          2.00%(4)       2.13%       2.04%        1.98%        1.94%        1.85%
   Interest expense(3)                                    --             --          --         0.04%        0.01%          --
   Net investment loss                                 (1.77)%(4)     (1.87)%     (1.74)%      (1.44)%      (1.05)%      (0.74)%
Portfolio Turnover of the Portfolio                      142%           217%        282%         301%         274%          34%

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses.
(4) Annualized.

                        See notes to financial statements

                                                                                 CLASS C
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                           FEBRUARY 29, 2004      ------------------------------------------------------------
                                           (UNAUDITED)(1)          2003(1)     2002(1)     2001(1)      2000(1)        1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $          10.430      $   7.930   $  10.520   $   16.000   $   15.330   $   14.840
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                        $          (0.094)     $  (0.157)  $  (0.172)  $   (0.172)  $   (0.159)  $   (0.109)
Net realized and unrealized gain (loss)                0.804          2.657      (2.418)      (3.078)       1.170        3.091
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $           0.710      $   2.500   $  (2.590)  $   (3.250)  $    1.011   $    2.982
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net realized gain                     $              --      $      --   $      --   $   (2.230)  $   (0.341)  $   (2.492)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $              --      $      --   $      --   $   (2.230)  $   (0.341)  $   (2.492)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $          11.140      $  10.430   $   7.930   $   10.520   $   16.000   $   15.330
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                         6.81%         31.53%     (24.62)%     (23.56)%       6.70%       20.16%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)  $           6,809      $   4,592   $   2,491   $    2,584   $    2,774   $    3,244
Ratios (As a percentage of average daily
   net assets):
   Expenses(3)                                          2.00%(4)       2.13%       2.04%        1.98%        1.94%        1.91%
   Interest expense(3)                                    --             --          --         0.04%        0.01%          --
   Net investment loss                                 (1.77)%(4)     (1.87)%     (1.75)%      (1.48)%      (1.05)%      (0.80)%
Portfolio Turnover of the Portfolio                      142%           217%        282%         301%         274%          34%

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses.
(4) Annualized.

                       See notes to financial statements

EATON VANCE GROWTH FUND as of February 29, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.9% at February 29, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. There were no credit balances used to reduce the Fund's custodian fees for the six months ended February 29, 2004.

   D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2003, the Fund for federal income tax purposes, had a capital loss carryover of $35,577,585 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire as follows: $71,466 on August 31, 2009, $29,882,945 on August 31, 2010 and $5,623,174 on August 31,
   2011. At August 31, 2003, net currency losses of $1,204 attributable to foreign currency transactions incurred after October 31, 2002, are treated as arising on the first day of the Fund's next taxable year.

   E OTHER -- Investment transactions are accounted for on a trade-date basis.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   H INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to February 29, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is present policy of the Fund to pay dividends semiannually and to make at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                      SIX MONTHS
                                      ENDED             YEAR
                                      FEBRUARY 29,      ENDED
                                      2004              AUGUST 31,
   CLASS A                            (UNAUDITED)       2003
   ---------------------------------------------------------------
   Sales                               1,069,894         6,866,403
   Redemptions                          (984,674)       (8,376,318)
   ---------------------------------------------------------------

   NET INCREASE (DECREASE)                85,220        (1,509,915)
   ---------------------------------------------------------------

                                      SIX MONTHS
                                      ENDED             YEAR
                                      FEBRUARY 29,      ENDED
                                      2004              AUGUST 31,
   CLASS B                            (UNAUDITED)       2003
   ---------------------------------------------------------------
   Sales                                 399,870           667,433
   Redemptions                          (122,762)         (329,108)
   ---------------------------------------------------------------

   NET INCREASE                          277,108           338,325
   ---------------------------------------------------------------

                                      SIX MONTHS
                                      ENDED             YEAR
                                      FEBRUARY 29,      ENDED
                                      2004              AUGUST 31,
   CLASS C                            (UNAUDITED)       2003
   ---------------------------------------------------------------
   Sales                                 234,570         2,602,721
   Redemptions                           (63,676)       (2,476,631)
   ---------------------------------------------------------------

   NET INCREASE                          170,894           126,090
   ---------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended February 29, 2004, EVM earned $9,915 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $11,466 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2004.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B Shares (Class B Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $58,175 and $21,287 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended February 29, 2004, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At February 29, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $261,000 and $698,000 for Class B and Class C shares, respectively.

   The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended February 29, 2004 amounted to $122,514, $19,392 and $7,096 for Class A, Class B and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within one year of purchase. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $10,000 and $0 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended February 29, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $14,302,446 and $8,832,004 respectively, for the six months ended February 29, 2004.

GROWTH PORTFOLIO as of February 29, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.8%

SECURITY                                                       SHARES           VALUE
---------------------------------------------------------------------------------------------
APPAREL MANUFACTURER -- 0.5%

Warnaco Group, Inc., (The)(1)                                          35,000   $     612,500
---------------------------------------------------------------------------------------------
                                                                                $     612,500
---------------------------------------------------------------------------------------------

BROADCASTING -- 0.7%

TiVo, Inc.(1)                                                          80,000   $     855,200
---------------------------------------------------------------------------------------------
                                                                                $     855,200
---------------------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 4.0%

Dun & Bradstreet Corp.(1)                                              23,000   $   1,224,060
Integrated Alarm Services Group, Inc.(1)                               34,000         306,340
Rollins, Inc.                                                          50,000       1,161,500
Sotheby's Holdings, Inc.(1)                                           175,000       2,523,500
---------------------------------------------------------------------------------------------
                                                                                $   5,215,400
---------------------------------------------------------------------------------------------

CASINOS AND GAMING -- 2.0%

Shuffle Master, Inc.(1)                                                61,968   $   2,582,826
---------------------------------------------------------------------------------------------
                                                                                $   2,582,826
---------------------------------------------------------------------------------------------

CHEMICALS -- 1.5%

IMC Global, Inc.                                                       57,600   $     650,880
Lyondell Chemical Co.                                                  72,000       1,282,320
---------------------------------------------------------------------------------------------
                                                                                $   1,933,200
---------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES -- 6.2%

Affiliated Computer Services, Inc., Class A(1)                         24,000   $   1,158,240
BroadVision, Inc.(1)                                                  151,000       1,224,610
Callidus Software, Inc.(1)                                            153,400       2,432,924
Cognizant Technology Solutions Corp.(1)                                12,500         593,000
Manugistics Group, Inc.(1)                                            119,000         869,890
PeopleSoft, Inc.(1)                                                    50,000       1,079,000
Pinnacle Systems, Inc.(1)                                              75,000         565,500
---------------------------------------------------------------------------------------------
                                                                                $   7,923,164
---------------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 6.2%

Enterasys Networks, Inc.(1)                                           300,000   $   1,365,000
Gateway, Inc.(1)                                                      240,000       1,303,200
Research In Motion, Ltd.(1)                                            53,100       5,253,714
---------------------------------------------------------------------------------------------
                                                                                $   7,921,914
---------------------------------------------------------------------------------------------

DISTRIBUTION/WHOLESALE -- 0.7%

Central European Distribution Corp.(1)                                 26,300   $     909,980
---------------------------------------------------------------------------------------------
                                                                                $     909,980
---------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING AND SERVICES -- 2.0%

Tempur-Pedic International, Inc.(1)                                   159,100   $   2,641,060
---------------------------------------------------------------------------------------------
                                                                                $   2,641,060
---------------------------------------------------------------------------------------------

DRUGS -- 5.6%

American Pharmaceutical Partners, Inc.(1)                              80,545   $   2,875,457
Biovail Corp.(1)                                                       60,000       1,227,600
Cephalon, Inc.(1)                                                       8,000         474,640
Dr. Reddy's Laboratories Ltd. ADR                                      25,000         636,250
IVAX Corp.(1)                                                          30,000         667,800
Vertex Pharmaceuticals, Inc.(1)                                       120,000       1,353,600
---------------------------------------------------------------------------------------------
                                                                                $   7,235,347
---------------------------------------------------------------------------------------------

EDUCATION -- 1.8%

Sylvan Learning Systems, Inc.(1)                                       76,700   $   2,370,030
---------------------------------------------------------------------------------------------
                                                                                $   2,370,030
---------------------------------------------------------------------------------------------

ELECTRONICS-INSTRUMENTS -- 0.7%

FLIR Systems, Inc.(1)                                                  23,000   $     889,410
---------------------------------------------------------------------------------------------
                                                                                $     889,410
---------------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 0.5%

Rinker Group Ltd.                                                     110,000   $     596,640
---------------------------------------------------------------------------------------------
                                                                                $     596,640
---------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 8.6%

Coinstar, Inc.(1)                                                     150,000   $   2,710,500
E*TRADE Financial Corp.(1)                                            190,000       2,718,900
H&R Block, Inc.                                                        12,000         648,600
Mitsubishi Tokyo Financial Group, Inc. ADR                            300,000       2,340,000
Providian Financial Corp.(1)                                          163,000       2,107,590
Student Loan Corp., (The)                                               3,800         583,718
---------------------------------------------------------------------------------------------
                                                                                $  11,109,308
---------------------------------------------------------------------------------------------

HEALTH SERVICES -- 5.5%

PacifiCare Health Systems, Inc.(1)                                     80,000   $   2,856,000
United Surgical Partners International, Inc.(1)                        53,000       1,932,910

                        See notes to financial statements

SECURITY                                                       SHARES           VALUE
---------------------------------------------------------------------------------------------
HEALTH SERVICES (CONTINUED)

WebMD Corp.(1)                                                        134,000   $   1,147,040
Weight Watchers International, Inc.(1)                                 32,000       1,200,640
---------------------------------------------------------------------------------------------
                                                                                $   7,136,590
---------------------------------------------------------------------------------------------

INSURANCE -- 4.6%

PMI Group, Inc., (The)                                                 78,700   $   3,116,520
Radian Group, Inc.                                                     46,000       2,010,200
Triad Guaranty, Inc.(1)                                                14,700         807,912
---------------------------------------------------------------------------------------------
                                                                                $   5,934,632
---------------------------------------------------------------------------------------------

INTERNET SERVICES -- 3.4%

InterActiveCorp(1)                                                     40,000   $   1,302,800
WebEx Communications, Inc.(1)                                         119,000       3,042,830
---------------------------------------------------------------------------------------------
                                                                                $   4,345,630
---------------------------------------------------------------------------------------------

MANUFACTURED HOUSING -- 2.8%

Fleetwood Enterprises, Inc.(1)                                        270,000   $   3,550,500
---------------------------------------------------------------------------------------------
                                                                                $   3,550,500
---------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 2.1%

Apogent Technologies, Inc.(1)                                          30,000   $     846,000
Cyberonics, Inc.(1)                                                    76,000       1,855,920
---------------------------------------------------------------------------------------------
                                                                                $   2,701,920
---------------------------------------------------------------------------------------------

METAL PROCESSORS & FABRICATOR -- 0.8%

Precision Castparts Corp.                                              24,000   $   1,083,600
---------------------------------------------------------------------------------------------
                                                                                $   1,083,600
---------------------------------------------------------------------------------------------

MINING -- 2.1%

Aber Diamond Corp.(1)                                                  10,000   $     342,390
Inco, Ltd.(1)                                                          64,000       2,378,240
---------------------------------------------------------------------------------------------
                                                                                $   2,720,630
---------------------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 3.4%

ENSCO International, Inc.                                              92,000   $   2,702,040
Key Energy Services, Inc.(1)                                          120,000       1,622,400
---------------------------------------------------------------------------------------------
                                                                                $   4,324,440
---------------------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 1.6%

Harvest Natural Resources, Inc.(1)                                    120,000   $   1,401,600
Plains Exploration & Production Co.(1)                                 39,000         636,090
---------------------------------------------------------------------------------------------
                                                                                $   2,037,690
---------------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 3.7%

Estee Lauder Co., Inc., (The), Class A                                 50,000   $   2,130,000
Gillette Co., (The)                                                    67,000       2,578,830
---------------------------------------------------------------------------------------------
                                                                                $   4,708,830
---------------------------------------------------------------------------------------------

RESTAURANTS -- 0.5%

Panera Bread Co., Class A(1)                                           15,000   $     581,400
---------------------------------------------------------------------------------------------
                                                                                $     581,400
---------------------------------------------------------------------------------------------

RETAIL -- 8.5%

CarMax, Inc.(1)                                                        40,000   $   1,360,000
CSK Auto Corp.(1)                                                      55,000       1,060,400
Foot Locker, Inc.(1)                                                  160,000       4,192,000
Kmart Holding Corp.(1)                                                 42,000       1,260,000
Linens 'N Things, Inc.(1)                                              44,000       1,491,600
Tweeter Home Entertainment Group, Inc.(1)                             145,000       1,599,350
---------------------------------------------------------------------------------------------
                                                                                $  10,963,350
---------------------------------------------------------------------------------------------

RETAIL-SPECIALTY -- 6.3%

Burberry Group plc                                                    200,000   $   1,309,267
MSC Industrial Direct Co., Inc.                                        54,000       1,547,100
NBTY, Inc.(1)                                                         160,000       5,321,600
---------------------------------------------------------------------------------------------
                                                                                $   8,177,967
---------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 1.3%

Mykrolis Corp.(1)                                                      75,000   $   1,131,000
Veeco Instruments, Inc.(1)                                             20,000         583,400
---------------------------------------------------------------------------------------------
                                                                                $   1,714,400
---------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 11.2%

Amdocs Ltd.(1)                                                         25,000   $     697,000
Nextel Communications, Inc., Class A(1)                                82,000       2,172,180
NII Holdings, Inc., Class B(1)                                         47,000       5,092,450
NTL, Inc.(1)                                                           71,331       4,890,453
Turkcell Iletisim Hizmetleri AS(1)                                     50,000       1,541,500
---------------------------------------------------------------------------------------------
                                                                                $  14,393,583
---------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                       SHARES           VALUE
---------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (IDENTIFIED COST $105,935,283)                                                $ 127,171,141
---------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.9%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)  VALUE
---------------------------------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
  1.06%, 3/1/04                                                       3,798     $   3,798,000
---------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
  (AT AMORTIZED COST, $3,798,000)                                               $   3,798,000
---------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 101.7%
  (IDENTIFIED COST $109,733,283)                                                $ 130,969,141
---------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (1.7)%                                        $  (2,188,946)
---------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $ 128,780,195
---------------------------------------------------------------------------------------------

(1) Non-income producing security.

                        See notes to financial statements

GROWTH PORTFOLIO as of February 29, 2004

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2004

ASSETS

Investments, at value
   (identified cost, $109,733,283)                                $  130,969,141
Cash                                                                         328
Receivable for investments sold                                        1,230,804
Interest and dividends receivable                                         28,182
--------------------------------------------------------------------------------
TOTAL ASSETS                                                      $  132,228,455
--------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                 $    3,426,413
Accrued expenses                                                          21,847
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                 $    3,448,260
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO         $  128,780,195
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals           $  107,544,337
Net unrealized appreciation (computed on the basis
   of identified cost)                                                21,235,858
--------------------------------------------------------------------------------
TOTAL                                                             $  128,780,195
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $1,695)                          $      113,443
Interest                                                                  22,886
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                           $      136,329
--------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                            $      374,471
Trustees' fees and expenses                                                3,778
Custodian fee                                                             42,771
Legal and accounting services                                             17,794
Miscellaneous                                                              5,511
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                    $      444,325
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                               $     (307,996)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                $   15,230,914
   Foreign currency transactions                                          14,564
--------------------------------------------------------------------------------
NET REALIZED GAIN                                                 $   15,245,478
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                            $   (6,123,416)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)              $   (6,123,416)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                  $    9,122,062
--------------------------------------------------------------------------------


NET INCREASE IN NET ASSETS FROM OPERATIONS                        $    8,814,066
--------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                              SIX MONTHS ENDED
INCREASE (DECREASE)                           FEBRUARY 29, 2004  YEAR ENDED
IN NET ASSETS                                 (UNAUDITED)        AUGUST 31, 2003
--------------------------------------------------------------------------------
From operations --
   Net investment loss                         $     (307,996)   $     (468,016)
   Net realized gain (loss)                        15,245,478        (1,967,721)
   Net change in unrealized
      appreciation (depreciation)                  (6,123,416)       30,467,019
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS     $    8,814,066    $   28,031,282
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                               $   14,302,446    $   63,757,139
   Withdrawals                                     (8,832,004)      (67,091,995)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                        $    5,470,442    $   (3,334,856)
--------------------------------------------------------------------------------

Net increase in net assets                     $   14,284,508    $   24,696,426
--------------------------------------------------------------------------------

NET ASSETS

At beginning of period                         $  114,495,687    $   89,799,261
--------------------------------------------------------------------------------
AT END OF PERIOD                               $  128,780,195    $  114,495,687
--------------------------------------------------------------------------------

                        See notes to financial statements

GROWTH PORTFOLIO  as of February 29, 2004

FINANCIAL STATEMENTS (UNAUDITED)

SUPPLEMENTARY DATA

                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004    ---------------------------------------------------------
                                                      (UNAUDITED)          2003        2002        2001        2000         1999
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.74%(1)       0.77%       0.75%       0.73%       0.72%       0.71%
   Interest expense                                               --             --          --        0.04%       0.01%         --
   Net investment income (loss)                                (0.52)%(1)     (0.52)%     (0.44)%     (0.20)%      0.16%       0.40%
Portfolio Turnover                                               142%           217%        282%        301%        274%         34%
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                 7.55%         33.37%     (23.66)%        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                  $ 128,780      $ 114,496   $  89,799   $ 122,467   $ 183,553   $ 193,824
------------------------------------------------------------------------------------------------------------------------------------

(1)  Annualized.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

GROWTH PORTFOLIO  as of February 29, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 29, 2004, the Eaton Vance Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

   C INCOME TAXES -- The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended February 29, 2004, no credit balances were used to reduce the Portfolio's custodian fee.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to February 29, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the six months ended February 29, 2004, the fee amounted to $374,471. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2004, no significant amounts have been deferred.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $168,245,315 and $161,920,345 respectively, for the six months ended February 29, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 29, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                                 $ 109,733,283
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                  $  22,315,992
   Gross unrealized depreciation                                     (1,080,134)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                    $  21,235,858
   -----------------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2004.

EATON VANCE GROWTH FUND

INVESTMENT MANAGEMENT

EATON VANCE GROWTH FUND

                     OFFICERS
                     Thomas E. Faust Jr.
                     President

                     Gregory L. Coleman
                     Vice President

                     James A. Womack
                     Vice President

                     James L. O'Connor
                     Treasurer

                     Alan R. Dynner
                     Secretary

                     TRUSTEES
                     Jessica M. Bibliowicz

                     James B. Hawkes

                     Samuel L. Hayes, III

                     William H. Park

                     Ronald A. Pearlman

                     Norton H. Reamer

                     Lynn A. Stout


GROWTH PORTFOLIO

                     OFFICERS
                     Duncan W. Richardson
                     President

                     Arieh Coll
                     Vice President and
                     Portfolio Manager

                     William J. Austin, Jr.
                     Treasurer

                     Alan R. Dynner
                     Secretary

                     TRUSTEES
                     Jessica M. Bibliowicz

                     James B. Hawkes

                     Samuel L. Hayes, III

                     William H. Park

                     Ronald A. Pearlman

                     Norton H. Reamer

                     Lynn A. Stout

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT FEBRUARY 29, 2004

[GRAPHIC IMAGE]

EATON VANCE GROWTH FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

 For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


          IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE GROWTH FUND as of February 29, 2004

I N V E S T M E N T  U P D A T E

[PHOTO OF ARIEH COLL]
Arieh Coll
Portfolio Manager

MANAGEMENT DISCUSSION

- For the six months ended February 29, 2004, Eaton Vance Growth Fund had positive performance but underperformed its benchmark, the Standard & Poors 500 Composite Index (the "S&P 500"), as well as the Russell Mid-Cap Growth Index.(2) In an effort to reduce risk and to preserve the gains of the first part of the year, management took an under-weighted stance in the technology sector versus the indexes during the six-month period. This more conservative approach turned out to be premature, as tech stocks continued to rally and did not peak until the third week of January 2004.

- Over the past year, however, the Fund provided strong returns for the year ended February 29, 2004, with Class A shares posting a return of 54.92%.(1) Most of that return came in the first six months of the period; the Fund's returns were more modest over the past six months (7.29% for Class A shares).(1) Market returns in the first half of 2003 were characterized by the strength of growth stocks, such as those in which the Fund invests, which posted dramatic recoveries from the lows of 2002. This rally accounted in large part for the Fund's outperformance in the first half.

- Although less-than-full participation in the tech rally held back the Fund's returns, the Portfolio owned a number of stocks that did perform well on an absolute basis during the period. These holdings were to be found in the telecommunications services sector and the computers and business equipment sector. The performance of these stocks, most of which were among the Portfolio's ten largest holdings, made a positive contribution to the Fund's returns. Other strong performers in the Portfolio came from the drug and financial services sectors.

THE FUND

   THE PAST SIX MONTHS

- During the six months ended February 29, 2004, the Fund's Class A shares had a total return of 7.29%. This return was the result of an increase in net asset value (NAV) per share to $6.77 on February 29, 2004 from $6.31 on August 31, 2003.(1)

- The Fund's Class B shares had a total return of 6.80% during the period, the result of an increase in NAV per share to $12.88 from $12.06.(1)

- The Fund's Class C shares had a total return of 6.81% during the period, the result of an increase in NAV per share to $11.14 from $10.43.(1)

- For comparison, the S&P 500 had a total return of 14.59% during the period.(2) The Russell Mid-Cap Growth Index had a total return of 15.52% during the period.(2)

   THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
       TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

FUND INFORMATION
as of February 29, 2004

PERFORMANCE(3)                                                                   CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                           54.92%    53.70%    53.66%
Five Years                                                                         -2.44     -3.25     -3.26
Ten Years                                                                           6.68      N.A.      N.A.
Life of Fund+                                                                       9.27      6.66      6.20

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                           45.90%    48.70%    52.66%
Five Years                                                                         -3.59     -3.58     -3.26
Ten Years                                                                           6.05      N.A.      N.A.
Life of Fund+                                                                       9.14      6.66      6.20

+Inception Dates - Class A: 8/1/52; Class B: 9/13/94; Class C:11/7/94

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If the sales charge was deducted, the performance would be reduced.

(2) It is not possible to invest directly in an Index.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's returns during the period reflect the strong stock market performance during the period.

                     INVESTMENT ADVISER OF GROWTH PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                    ADMINISTRATOR OF EATON VANCE GROWTH FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                   PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                             EATON VANCE GROWTH FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
                               FINANCIAL ADVISOR.
         PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND
            MONEY. FOR FURTHER INFORMATION, PLEASE CALL 800-225-6265.

444-4/04                                                                   GFSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE GROWTH TRUST (ON BEHALF OF EATON VANCE GROWTH FUND)


By:     /S/ Thomas E. Faust Jr.
        ------------------------
        Thomas E. Faust Jr.
        President


Date:   April 13, 2004
        --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /S/ James L. O'Connor
        ------------------------
        James L. O'Connor
        Treasurer


Date:   April 13, 2004
        --------------


By:     /S/ Thomas E. Faust Jr.
        ------------------------
        Thomas E. Faust Jr.
        President


Date:   April 13, 2004
        --------------